Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2019	Jun. 06, 2018
Percentage of ownership				12.00%
Successor [Member]
Rental income to be paid on leases	$ 6,300,000	$ 30,900,000	$ 56,400,000
Mubadarah Group Entities [Member] | Successor [Member]
Rental income to be paid on leases	$ 14,000	59,000	119,000
Due from related party		$ 1,000,000	$ 1,000,000
Percentage of ownership		21.60%	21.60%
Business Solutions LLC [Member] | Successor [Member] | Prime Business Solutions LLC [Member]
Percentage of ownership		100.00%	100.00%